Restricted Stock Units	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule Of Share Based Compensation Restricted Stock and Restricted Stock Units [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Note 6: Restricted Stock Units

In November 2012, the Company granted the Executive Vice President and Co-Chairman, Mr. John H. Bluher, 70,589 restricted stock units through a restricted stock unit agreement. Each restricted stock unit represents a contingent right to receive one share of the Company’s common stock upon vesting. The value of this award at the grant date was $245,400 and will be amortized over the vesting periods such that each tranche of restricted stock units will be fully amortized at the date of vesting.  The restricted stock units vest in one tranche of 23,529 on January 1, 2013 and two tranches of 23,530 shares on January 1, 2014 and December 1, 2014.  As of June 30, 2013, 23,529 restricted stock units have vested and the unamortized portion of this award is $123,036.

In November 2012, the Company granted the Chief Financial Officer, Mr. L. Gary Davis, 58,824 restricted stock units through a restricted stock unit agreement. Each restricted stock unit represents a contingent right to receive one share of the Company’s common stock upon vesting. The value of this award at the grant date was $204,500 and will be amortized over the vesting periods such that each tranche of restricted stock units will be fully amortized at the date of vesting.  The restricted stock units vest in three tranches of 19,608 shares each on January 1, 2013 and 2014, and December 1, 2014.  As of June 30, 2013, 19,608 restricted stock units have vested and the unamortized portion of this award is $102,530.

Note 6: Restricted Stock Units

In November 2012, the Company granted the COO, John H. Bluher, 70,589 restricted stock units through a restricted stock unit agreement. Each restricted stock unit represents a contingent right to receive one share of the Company’s common stock upon vesting. The value of this award at the grant date was $245,400 and will be amortized over the vesting periods such that each tranche of restricted stock units will be fully amortized at the date of vesting. The restricted stock units will vest in tranche of 23,529 on January 1, 2013 and two tranches of 23,530 shares on January 1, 2014 and December 1, 2014. As of December 31, 2012, no restricted stock units have vested and the unamortized portion of this award is $163,600.

In November 2012, the Company granted the CFO, L. Gary Davis, 58,824 restricted stock units through a restricted stock unit agreement. Each restricted stock unit represents a contingent right to receive one share of the Company’s common stock upon vesting. The value of this award at the grant date was $204,500 and will be amortized over the vesting periods such that each tranche of restricted stock units will be fully amortized at the date of vesting. The restricted stock units will vest in three tranches of 19,608 shares on January 1, 2013 and 2014, and December 1, 2014. As of December 31, 2012, no restricted stock units have vested and the unamortized portion of this award $136,333.